Cost of Revenues - Schedule of Cost of Revenues (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025
Schedule of Cost of Revenues [Line Items]
Cost of revenues	$ 287		$ 287
Materials and subcontractors [Member]
Schedule of Cost of Revenues [Line Items]
Cost of revenues			235
Payroll and related [Member]
Schedule of Cost of Revenues [Line Items]
Cost of revenues			23
Warranty [Member]
Schedule of Cost of Revenues [Line Items]
Cost of revenues			20
Royalties to IIA [Member]
Schedule of Cost of Revenues [Line Items]
Cost of revenues			$ 9